DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGE AND NET INVESTMENT HEDGES (Details) € in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value assets							$ 11,088				$ 5,382				$ 8,177
Fair value liability							(5,220)				2,456				(6,352)
Other comprehensive income, net of taxes			$ (9,594)
Change in OCI			(25,927)
Finance costs	$ 70,293	$ 68,085	45,612
Change in fair value of financial instruments	$ 0	0	0
Interest rate swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets											0
Fair value liability											0				(1,212)
Other comprehensive income, net of taxes		0	0
Change in OCI		0	(781)
Finance costs		972	954
Change in fair value of financial instruments		0	0
Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets							0				0				748
Fair value liability							0				167
Other comprehensive income, net of taxes			0
Change in OCI			0
Finance costs			1,863
Change in fair value of financial instruments			(748)
Itau Bank [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | R$								R$ 135,000
Fair value assets											0
Fair value liability											0
Other comprehensive income, net of taxes		0	0
Change in OCI		$ 0
Maturity Date of Swap Contracts		Dec. 11, 2018
Index		BRL CDI
Notional or Purchase currency		BRL
Finance costs		$ 972	954
Change in fair value of financial instruments		0	0
Goldman Sachs Bank [member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | R$								R$ 754,440
Fair value assets											6,020
Other comprehensive income, net of taxes		0
Change in OCI		$ 0
Maturity Date of Swap Contracts		Aug. 10, 2022
Notional or Purchase currency		USD
Finance costs		$ 4,302
Change in fair value of financial instruments		0
Goldman Sachs Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | R$												R$ 754,440
Fair value assets															748
Other comprehensive income, net of taxes			0
Change in OCI			$ 0
Maturity Date of Swap Contracts			Aug. 10, 2022
Notional or Purchase currency			BRL
Finance costs			$ 0
Change in fair value of financial instruments			(748)
Nomura International Bank [member] | EUR
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	5.83%
Nomura International Bank [member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
ABC Brasil S.A. [member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount															12,232
Fair value assets															0
Other comprehensive income, net of taxes			0
Change in OCI			$ 0
Maturity Date of Swap Contracts			Nov. 24, 2017
Notional or Purchase currency			USD
Finance costs			$ 1,863
Change in fair value of financial instruments			0
ABC Brasil S.A. [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | R$				R$ 12,232
Fair value assets							8,740
Fair value liability							(8,907)
Other comprehensive income, net of taxes	$ 0
Change in OCI	$ 0
Maturity Date of Swap Contracts	Aug. 01, 2020
Notional or Purchase currency	USD
Finance costs	$ 0
Change in fair value of financial instruments	$ 0
Goldman Sachs One [Member] | MXN
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	10.255%
Goldman Sachs One [Member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
Goldman Sachs Two [Member] | BRL
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	7.208%
Goldman Sachs Two [Member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
Goldman Sachs Three [Member] | PEN
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	8.715%
Goldman Sachs Three [Member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
Morgan Stanley One [Member] | BRL
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	6.613%
Morgan Stanley One [Member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
Morgan Stanley Two [Member] | PEN
Disclosure of detailed information about hedges [line items]
Derivative Pay Rate	6.399%
Morgan Stanley Two [Member] | USD
Disclosure of detailed information about hedges [line items]
Derivative Receive Rate	6.125%
Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets							0				0
Fair value liability							0				0
Net investment hedges
Disclosure of detailed information about hedges [line items]
Fair value assets							14,762				12,234
Fair value liability							(11,669)				(1,604)
Other comprehensive income, net of taxes		(8,405)	(9,594)
Change in OCI		(1,190)	(25,146)
Net investment hedges | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets							11,088				5,382
Fair value liability							(5,220)				(2,289)
Other comprehensive income, net of taxes	$ 1,942
Change in OCI	(10,346)
Net investment hedges | Santander Bank [member] | MXN
Disclosure of detailed information about hedges [line items]
Notional amount															11,111
Other comprehensive income, net of taxes			(2,113)
Change in OCI			$ (2,411)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			21
Net investment hedges | Santander Bank [member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							11,111				11,111
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	(2,113)	(2,113)
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Santander Bank [member] | EUR
Disclosure of detailed information about hedges [line items]
Notional amount															20,000
Other comprehensive income, net of taxes			1,742
Change in OCI			$ (2,522)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			88
Net investment hedges | Santander Bank [member] | EUR | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							20,000				20,000
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	$ 1,742	$ 1,742
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Goldman Sachs Bank [member] | MXN
Disclosure of detailed information about hedges [line items]
Notional amount															40,000
Other comprehensive income, net of taxes			(7,600)
Change in OCI			$ (8,671)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			(47)
Net investment hedges | Goldman Sachs Bank [member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							40,000				40,000
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	$ (7,600)	$ (7,600)
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Goldman Sachs Bank [member] | EUR
Disclosure of detailed information about hedges [line items]
Notional amount															48,000
Other comprehensive income, net of taxes			3,587
Change in OCI			$ (5,452)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			217
Net investment hedges | Goldman Sachs Bank [member] | EUR | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							48,000				48,000
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	$ 3,587	$ 3,587
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Goldman Sachs Bank [member] | PEN
Disclosure of detailed information about hedges [line items]
Notional amount							13,800								13,800
Fair value assets							0
Fair value liability							0
Other comprehensive income, net of taxes	$ 22		19
Change in OCI	$ 0		$ (59)
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Finance costs	$ 0		$ 0
Change in fair value of financial instruments	0		6
Net investment hedges | Goldman Sachs Bank [member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											13,800
Fair value assets											0
Fair value liability											0
Other comprehensive income, net of taxes		$ 22
Change in OCI		$ 0
Maturity Date of Swap Contracts		Jan. 20, 2018
Notional or Purchase currency		USD
Net investment hedges | Goldman Sachs Bank [member] | COP
Disclosure of detailed information about hedges [line items]
Notional amount							7,200								7,200
Fair value assets							0
Fair value liability							0
Other comprehensive income, net of taxes	(80)		(88)
Change in OCI	$ 0		$ (19)
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Finance costs	$ 0		$ 0
Change in fair value of financial instruments	0		(1)
Net investment hedges | Goldman Sachs Bank [member] | COP | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											7,200
Fair value assets											0
Fair value liability											0
Other comprehensive income, net of taxes		$ (80)
Change in OCI		$ 0
Maturity Date of Swap Contracts		Jan. 20, 2018
Notional or Purchase currency		USD
Net investment hedges | Goldman Sachs Bank [member] | USD
Disclosure of detailed information about hedges [line items]
Notional amount														$ 1,065,060
Other comprehensive income, net of taxes			(7,256)
Change in OCI			$ 7,256
Maturity Date of Swap Contracts			Aug. 22, 2018
Notional or Purchase currency			MXN
Finance costs			$ 0
Change in fair value of financial instruments			0
Net investment hedges | Goldman Sachs Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount						$ 1,065,060				$ 1,065,060
Fair value assets							6,696				6,025
Fair value liability							(6,543)				(922)
Other comprehensive income, net of taxes	4,014	$ (3,094)
Change in OCI	$ (7,108)	$ (4,163)
Maturity Date of Swap Contracts	Aug. 22, 2022	Aug. 10, 2022
Notional or Purchase currency	USD	USD
Net investment hedges | Nomura International Bank [member] | MXN
Disclosure of detailed information about hedges [line items]
Notional amount															23,889
Other comprehensive income, net of taxes			(4,357)
Change in OCI			$ (5,358)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			105
Net investment hedges | Nomura International Bank [member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							23,889				23,889
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	$ (4,357)	$ (4,357)
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Nomura International Bank [member] | EUR
Disclosure of detailed information about hedges [line items]
Notional amount															22,000
Other comprehensive income, net of taxes			1,620
Change in OCI			$ (2,476)
Maturity Date of Swap Contracts			Jan. 20, 2018
Notional or Purchase currency			USD
Finance costs			$ 0
Change in fair value of financial instruments			99
Net investment hedges | Nomura International Bank [member] | EUR | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							22,000				22,000
Fair value assets							0				0
Fair value liability							0				0
Other comprehensive income, net of taxes	$ 1,620	$ 1,620
Change in OCI	$ 0	$ 0
Maturity Date of Swap Contracts	Jan. 20, 2020	Jan. 20, 2020
Notional or Purchase currency	USD	USD
Net investment hedges | Nomura International Bank [member] | USD
Disclosure of detailed information about hedges [line items]
Notional amount | €													€ 34,109
Other comprehensive income, net of taxes			382
Change in OCI			$ (382)
Maturity Date of Swap Contracts			Aug. 22, 2018
Notional or Purchase currency			EUR
Finance costs			$ 0
Change in fair value of financial instruments			0
Net investment hedges | Nomura International Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | €					€ 34,109				€ 34,109
Fair value assets							447				189
Fair value liability							0				0
Other comprehensive income, net of taxes	$ (714)	$ (257)
Change in OCI	$ 457	$ 640
Maturity Date of Swap Contracts	Aug. 22, 2022	Aug. 10, 2022
Notional or Purchase currency	USD	USD
Net investment hedges | BBVA Bank [member] | PEN
Disclosure of detailed information about hedges [line items]
Notional amount							55,200								55,200
Fair value assets							0
Fair value liability							0
Other comprehensive income, net of taxes	$ 71		71
Change in OCI	$ 0		$ (229)
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Finance costs	$ 0		$ 0
Change in fair value of financial instruments	0		23
Net investment hedges | BBVA Bank [member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											55,200
Fair value assets											0
Fair value liability											0
Other comprehensive income, net of taxes		$ 71
Change in OCI		$ 0
Maturity Date of Swap Contracts		Jan. 20, 2018
Notional or Purchase currency		USD
Net investment hedges | BBVA Bank [member] | COP
Disclosure of detailed information about hedges [line items]
Notional amount							28,800								$ 28,800
Fair value assets							0
Fair value liability							0
Other comprehensive income, net of taxes	(359)		(359)
Change in OCI	$ 0		$ (65)
Maturity Date of Swap Contracts	Jan. 20, 2018		Jan. 18, 2018
Notional or Purchase currency	USD		USD
Finance costs	$ 0		$ 0
Change in fair value of financial instruments	0		$ 7
Net investment hedges | BBVA Bank [member] | COP | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											28,800
Fair value assets											0
Fair value liability											$ 0
Other comprehensive income, net of taxes		$ (359)
Change in OCI		$ 0
Maturity Date of Swap Contracts		Jan. 20, 2018
Notional or Purchase currency		USD
Net investment hedges | Morgan Stanley Member [Member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							66,000
Fair value assets							13
Fair value liability							(80)
Other comprehensive income, net of taxes	74
Change in OCI	$ (74)
Maturity Date of Swap Contracts	Aug. 22, 2022
Notional or Purchase currency	USD
Finance costs	$ 1,815
Net investment hedges | Morgan Stanley Member [Member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount							308,584
Fair value assets							135
Fair value liability							$ (148)
Other comprehensive income, net of taxes	99
Change in OCI	$ (99)
Maturity Date of Swap Contracts	Aug. 22, 2022
Notional or Purchase currency	USD
Finance costs	$ 3,545